Initial Public Offering - Additional Information (Detail) - BOWX ACQUISITION CORP [Member] - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Offering costs		$ 26,169,980
Initial Public Offering [Member]
Sale of stock	48,300,000
Over-allotment units	6,300,000
Price per share	$ 10.00
Gross proceeds	$ 483,000,000.0
Offering costs	27,100,000
Deferred underwriting commissions	$ 16,900,000	$ 16,900,000	$ 16,900,000
Description of initial public offering and the private placement	Upon the closing of the Initial Public Offering and the Private Placement Warrants in the Private Placement (including the exercise of the over-allotment option), $483.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in the Trust Account.
Description of transaction		Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant (the “Public Warrants” and, collectively with the Private Placement Warrants, the “Warrants”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stockat a price of $11.50 per share.	Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant (the “Public Warrants” and, collectively with the Private Placement Warrants, the “Warrants”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share.